Investment in Equity Securities - Schedule of Investment in Equity Securities (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Schedule of Investment in Equity Securities [Line Items]
Investment in equity securities, current		$ 17,175,112	$ 17,619,921
Investment in equity securities, non-current		5,185,711	3,477,900
DV8 Public Company Limited [Member]
Schedule of Investment in Equity Securities [Line Items]
Investment in equity securities, current	[1]	17,175,112	17,619,921
ASP LLC Portfolio [Member]
Schedule of Investment in Equity Securities [Line Items]
Investment in equity securities, non-current	[2]	$ 5,185,711	$ 3,477,900

[1]

On July 3, 2025, the Group, through AsiaStrategy SG, announced its intention to make a tender offer with certain other offerors to acquire all the securities of DV8 Public Company Limited (“DV8”) (SET: DV8), a public company listed on The Stock Exchange of Thailand. The offer price for the ordinary shares was THB 0.56 (fifty-six satang) per share and the offer price for the warrants was THB 0.01 (one satang) per unit. The tender offer period ended on August 20, 2025 and the tender offer was completed on August 22, 2025, whereupon AsiaStrategy SG was allocated 114,638,700 DV8 shares, representing approximately 7.07% of DV8’s total issued and paid-up share capital, for a total consideration of approximately THB 64.2 million (approximately $1,965,744). The investment in DV8 is measured at fair value because its fair value is readily determinable based on quoted market prices on the exchange. Gains and losses resulting from changes in fair value are recognized in the unaudited condensed consolidated statements of operations and comprehensive loss. The investment was classified as current assets because the securities are available to be sold to meet liquidity needs when necessary.

Subsequently, on August 15, 2026, the Group entered into agreements to dispose of its entire equity interest in AsiaStrategy SG. The transaction was completed on August 24, 2026. As of the disposal date, DV8’s share price was THB 4.52 per share, representing a total investment in DV8 of THB 518.2 million (approximately $15,588,656).

[2]

On August 27, 2025, the Company contributed $3,988,437 to a portfolio investment managed by Asia Strategy Partners LLC (“ASP LLC”), a Delaware limited liability company operating as a private equity fund. This contribution represented approximately 9.93% of the total portfolio of ASP LLC. ASP LLC is solely managed by SORA Ventures, which is ultimately controlled by Mr. Jason Kin Hoi Fang, who became the Group’s ultimate controlling shareholder in November 2025. The investment in ASP LLC is not redeemable due to its closed end structure, and transfers of interests are subject to restrictions requiring the prior written consent of the manager, which may be withheld at the manager’s sole discretion. As of June 30, 2026 and December 31, 2025, the Group had no remaining unfunded commitments to ASP LLC.

On September 10, 2025, ASP LLC subscribed for 46,241,995 newly issued ordinary shares of Bitplanet Co., Ltd. (“Bitplanet”) (KOSDAQ: 049470, formerly known as SGA Co., Ltd.), a company listed on the Korea Securities Dealers Automated Quotations market, and acquired an additional 11,473,850 ordinary shares from certain sellers. Upon completion of these transactions, ASP LLC held approximately 49.03% of Bitplanet’s total ordinary shares. Based on the Company’s capital contribution, the Group’s indirect attributable interest in ASP LLC’s investment in Bitplanet was 5,728,620 ordinary shares, representing approximately 4.87% of Bitplanet’s total issued ordinary shares.

The Group classifies its interest in ASP LLC as an investment in a private equity fund over which it does not have the ability to exercise significant influence. Accordingly, the Group uses net asset value as a practical expedient to estimate the fair value of the investment in accordance with ASC 820. There is no indication that the investment will be sold at an amount different from net asset value per share. Gains and losses resulting from changes in fair value are recognized in the unaudited condensed consolidated statements of operations and comprehensive loss. The investment was classified as a non-current asset because the Group intends to hold the investment on a long term basis, and the interests are subject to restrictions on redemption and transfer.

As of the date of this Form 6-K, the net asset value of the Group’s interest in ASP LLC was $10,966,928.